Note 22	6 Months Ended
Jun. 30, 2023
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
As of June 30, 2023 and December 31, 2022, the balance under this heading "Insurance and reinsurance assets" amounted to €212 million and €183 million, respectively.
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	June 2023	December 2022
Liabilities for remaining coverage	10,460	9,157
Liabilities for incurred claims	1,078	974
Total	11,537	10,131